Financial instruments at amortized cost (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Investments, All Other Investments [Abstract]
Carrying value of long-term held-to-maturity debt securities	$ 522
Impairment of financial instrument	522	$ 0
Gross unrealized holding loss of the held-to-maturity debt securities	$ 522	$ 0